Shareholders' Equity (Details 1) (Warrant [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimating fair value of warrants issued
Weighted-average volatility	97.00%	80.00%
Expected dividends	0.00%	0.00%
Risk-free rate	2.02%	1.49%
Minimum [Member]
Estimating fair value of warrants issued
Expected term (in years)	3 years	3 years
Maximum [Member]
Estimating fair value of warrants issued
Expected term (in years)	5 years	5 years